Related Party Transactions (Tables)	12 Months Ended
Apr. 30, 2021
Disclosure of transactions between related parties [abstract]
Schedule of Related Party Transactions

The remuneration of directors and key management, for the years ended April 30, 2021 and 2020, comprised of:

	For the year ended April 30,
	2021	2020
	($)	($)
Scott Melbye - Chief Executive Officer (1)	141,874	99,778
Scott Melbye - Former Chairman (2)	-	59,904
Philip Williams - Former Chief Executive Officer (3)	-	157,494
Josephine Man - Chief Financial Officer (4)	83,373	133,015
Amir Adnani - Chairman (5)	102,000	46,500
Independent directors (6)	49,524	30,000
Total	376,771	526,691

(1)	Management fee of $141,874 (2020: $99,778) for the year ended April 30, 2021 represented salaries paid to a company controlled by Scott Melbye, who is the President, Chief Executive Officer and a director of the Company.

(2)	Chair fee of $Nil (2020: $59,904) for the year ended April 30, 2021 was charged by a company controlled by Scott Melbye, in his capacity at such time as the Chairman and as a member of the Company’s Advisory Committee.

(3)	Management fee of $Nil (2020: $157,494) for the year ended April 30, 2021 represented salaries and other expenses incurred for services provided by a company controlled by this is controlled by Philip Williams, who was the President, Chief Executive Officer and a director of the Company until October 2019. The amount payable to a company controlled by Mr. Williams of $102,896 as at April 30, 2020 was paid during the year ended April 30, 2021.

(4)	Management fee of $83,373 (2020: $133,015) for the year ended April 30, 2021 represented salaries and other expenses for services provided by Josephine Man, the Company’s Chief Financial Officer, and a company controlled by Ms. Man. The amount payable to a company controlled by Ms. Man of $6,327 as at April 30, 2020 was paid during the year ended April 30, 2021.

(5)	Chair fee of $102,000 (2020: $46,500) for the year ended April 30, 2021 was charged by a company controlled by Amir Adnani, the Chairman of the Company.

(6)	Consisted of independent directors’ fees.